18. Financial instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments
Financial instruments

The Company uses financial instruments only for protecting identified risks, limited to 100% of the risks. Derivative transactions have the sole purpose of reducing the exposure to the interest rate and foreign currency fluctuations and maintaining a balanced capital structure.

The main financial instruments and their carrying amounts, by category, are as follows:

	Carrying amount
	2017	2016

Financial assets:
Loans and receivables (including cash)
Cash and cash equivalents	3,792	5,112
Trade receivables and other receivables	1,625	1,281
Related parties - assets	25	17
Financial instruments – Fair value hedge	28	-
Financial liabilities:
Amortized cost
Related parties - liabilities	(153)	(147)
Trade payables	(8,128)	(7,232)
Financing for purchase of assets	(116)	(120)
Acquisition of non-controlling interest	-	(7)
Debentures	(3,015)	(2,472)
Borrowings and financing	(520)	(1,562)
Fair value through profit or loss
Borrowings and financing	(989)	(1,835)
Financial instruments – Fair value hedge	(64)	-

The fair value of other financial instruments detailed in table above approximates the carrying amount based on the existing terms and conditions. The financial instruments measured at amortized cost, the related fair values of which differ from the carrying amounts, are disclosed in note 18.3.

18.1.	Considerations on risk factors that may affect the business of the Company
(i)	Credit risk

·  Cash and cash equivalents: in order to minimize credit risk, the Company adopts investment policies at financial institutions approved by the Company’s Financial Committee, also taking into consideration monetary limits and financial institution evaluations, which are regularly updated.

·  Accounts receivable: credit risk related to accounts receivable is minimized by the fact that large portion of the sales are paid with credit cards, and the Company sells these receivables to banks and credit card companies, aiming to strengthen working capital. The sales of receivables result in derecognition of the accounts receivable due to the transfer of the credit risk, benefits and control of such assets. Additionally, mainly to the accounts receivable paid in installments, the Company monitor the risk through the credit concession to customers and by periodic analysis of the provision for losses.

·  The Company also has counterparty risk related to the derivative instruments; such risk is mitigated by the Company’s policy of carrying out transactions according to policies approved by governance boards.

·  There are no amounts receivable that are individually, higher than 5% of accounts receivable or sales, respectively.

(ii)	Interest rate risk

The Company raises loans and financing with major financial institutions for cash needs for investments. As a result, the Company is mainly exposed to relevant interest rates fluctuation risk, especially in view of derivatives liabilities (foreign currency exposure hedge) and CDI-indexed debt. The balance of cash and cash equivalents, indexed to CDI, partially offsets the interest rate risk.

(iii)	Exchange rate risk

The Company is exposed to exchange rate fluctuations, which may increase outstanding balances of foreign currency-denominated borrowings. The Company uses derivatives, such as swaps, aiming to mitigate the exchange exposure risk, converting the cost of debt into domestic currency and interest rates.

(iv)	Capital risk management

The main objective of the Company’s capital management is to ensure that the Company sustains its credit rating and a well-defined equity ratio, in order to support businesses and maximize shareholder value. The Company manages the capital structure and makes adjustments taking into account changes in the economic conditions.

The capital structure is presented as follows:

	2017	2016
Cash and cash equivalents	3,792	5,112
Financial instruments – Fair value hedge	28	-
Borrowings and financing	(4,588)	(5,869)
Other liabilities with related parties (note 18.2) (*)	(145)	(149)
Net debt	(913)	(906)

Shareholders’ equity	(13,292)	(12,597)

Net debt to equity ratio	7%	7%

(*) Represents amount payable to Greenyellow related to purchase of equipment.

(v)	Liquidity risk management

The Company manages liquidity risk through the daily analysis of cash flows and control of maturities of financial assets and liabilities.

The table below summarizes the aging profile of the Company’s financial liabilities as at December 31, 2017:

	Up to 1 Year	1 – 5 years	More than 5 years	Total
Borrowings and financing	702	659	75	1,436
Debentures and promissory notes	652	2,773	-	3,425
Derivative financial instruments	90	20	(3)	107
Finance lease	67	157	156	380
Trade payables	8,128	-	-	8,128
Total	9,639	3,609	228	13,476
(vi)	Derivative financial instruments

Certain swap operations are classified as fair value hedge, whose objective is to hedge against foreign exchange exposure (Euros and U.S. dollars) and fixed interest rates, converting the debt into domestic interest rates and currency.

At December 31, 2017 the notional value of these contracts were R$1,039 (R$1,768 at December 31, 2016). These operations are usually contracted under the same terms of amounts, maturities and fees, and carried out with the financial institution of the same economic group, observing the limits set by Management.

According to the Company’s treasury policies, swaps cannot be contracted with restrictions (“caps”), margins, as well as return clauses, double index, flexible options or any other types of transactions different from traditional “swap” operations to hedge against debts.

The Company’s internal controls were designed to ensure that transactions are conducted in compliance with this treasury policy.

The Company calculates the effectiveness of hedge transactions at inception date and on continuing basis. Hedge transactions contracted in the year ended December 31, 2017 were effective in relation to the covered risk. For derivative transactions qualified as hedge accounting, according to IAS 39, the debt, which is the hedge object, is also adjusted at fair value.

		Notional value		Fair value
		2017	2016	2017	2016
Fair value hedge
Hedge object (debt)		1,039	1,768	989	1,666

Long position (buy)
Prefixed rate	TR+9.80% per year	127	127	125	134
US$ + fixed	2.57% per year	692	1,421	663	1,362
EUR + fixed	EUR+1.99% per year	220	220	200	176
		1,039	1,768	988	1,672
Short position (sell)
	103.29% per year	(1,039)	(1,768)	(1,024)	(1,839)

Hedge position - asset		-	-	28	-
Hedge position - liability		-	-	(64)	(167)
Net hedge position		-	-	(36)	(167)

Realized and unrealized gains and losses on these contracts during the year ended December 31, 2017 are recorded as financial income or expense, net and the balance payable at fair value is R$36 (R$167 as at December 31, 2016. The effects of the fair value hedge recorded in the statement of operations for the year ended December 31, 2017 resulted in a gain of R$129 (gain of R$722 as at December 31, 2016).

(vii)	Fair values of derivative financial instruments

Fair value is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction.

Fair values are calculated by projecting the future cash flows of transactions, using the curves of CDI and discounting them to present value, using CDI market rates for swaps both disclosed by B3.

The market value of exchange coupon swaps versus CDI rate was obtained applying market exchange rates effective on the date of financial statements are prepared and rates are projected by the market calculated based on currency coupon curves.

In order to calculate the coupon of foreign currency indexed-positions, the straight-line convention - 360 consecutive days was adopted and to calculate the coupon of CDI indexed-positions, the exponential convention - 252 business days was adopted.

18.2.	Sensitivity analysis of financial instruments

According to the Management’s assessment, the most probable scenario is what the market has been estimating through market curves (currency and interest rates) of B3, on the maturity dates of each transaction. Therefore, in the probable scenario (I), there is no impact on the fair value of financial instruments. For scenarios (II) and (III) a deterioration of 25% and 50% was taken into account, respectively, on risk variables, up to one year of the financial instruments.

For the probable scenario, weighted exchange rate was R$3.66 on the due date, and the weighted interest rate was 7.28% per year.

In case of derivative financial instruments (aiming at hedging the financial debt), changes in scenarios are accompanied by respective hedges, indicating effects are not significant, see note 18.2 (i).

The Company disclosed the net exposure of the derivatives financial instruments, corresponding to financial instruments and certain financial instruments in the sensitivity analysis table below, to each of the scenarios mentioned.

(i)	Other financial instruments

			Market projection
Transactions	Risk (CDI variation)	Balance at 12.31.2017	Scenario I	Scenario II	Scenario III

Fair value hedge (fixed rate)	101.44% of CDI	(106)	(190)	(193)	(196)
Fair value hedge (exchange rate)	103.53% of CDI	(918)	(1,127)	(1,147)	(1,168)
Debentures	107% of CDI	(921)	(989)	(1,005)	(1,022)
Certificate of Agribusiness Receivables	97.50% of CDI	(1,014)	(1,089)	(1,107)	(1,126)
Promissory note	96% of CDI	(1,096)	(1,176)	(1,197)	(1,217)
Bank loans - CBD	104.80% of CDI	(285)	(306)	(311)	(317)
Leases	100.19% of CDI	(58)	(62)	(63)	(64)
Leases	100% of CDI	(5)	(6)	(6)	(6)
Leases	95% of CDI	(86)	(92)	(94)	(95)
Total borrowings and financing exposure		(4,489)	(5,037)	(5,123)	(5,211)

Cash and cash equivalents (*)	98.07% of CDI	3,328	3,550	3,606	3,662
Net exposure		(1,161)	(1,487)	(1,517)	(1,549)
Net effect - gain (loss)			(326)	(356)	(388)

(*) Weighted average

18.3.	Fair value measurements

The Company discloses the fair value of financial instruments measured at fair value and of financial instruments measured at amortized cost, the fair value of which differ from the carrying amount, in accordance with IFRS13, which refer to the requirements of measurement and disclosure. The fair value hierarchy levels are defined below:

Level 1: Measurement of fair value at the balance sheet date based on quoted (unadjusted) prices in active markets for assets or liabilities (observable inputs).

Level 2: Measurement of fair value at the balance sheet date using other significant observable inputs for the asset or liability, either directly or indirectly, other than quoted prices included in Level 1.

Level 3: Measurement of fair value at the balance sheet date using unobservable inputs for the asset or liability.

The fair values of cash and cash equivalents, trade receivables , trade payables and short and long term debt are equivalent to their carrying amounts.

The table below presents the fair value hierarchy of financial assets and liabilities measured at fair value and of financial instruments measured at amortized cost, the fair value of which is disclosed in the financial statements:

	Carrying amount	Fair value
	12.31.2017	12.31.2017	Level
Financial instruments
Cross-currency interest rate swaps	(55)	(55)	2
Interest rate swaps	19	19	2
Borrowings and financing (fair value)	(989)	(989)	2
Borrowings and financing and debentures (amortized cost)	(3,535)	(3,508)	2
Total	(4,560)	(4,533)

There were no changes between the fair value measurements levels in the year ended December 31, 2017.

Cross-currency and interest rate swaps and borrowings and financing are classified in level 2 since the fair value of such financial instruments was determined based on readily observable market inputs, such as expected interest rate and current and future foreign exchange rate.

18.4.	Consolidated position of derivative transactions

The outstanding derivative financial instruments are presented in the table below:

					Amount payable or receivable		Fair value
Description	Counterparties	Notional value	Contractual date	Maturity	2017	2016	2017	2016

Exchange swaps registered with CETIP
(US$ x CDI)
	Banco Tokyo	US$ 75	1/14/2014	1/10/2017	-	61	-	59
	Mizuho	US$ 50	10/31/2014	10/31/2017	-	38	-	37
	Bank of America	US$ 40	9/14/2015	9/14/2017	-	(26)	-	(25)
	Banco Tokyo	US$ 50	7/31/2015	7/31/2017	-	(6)	-	(6)
	Scotiabank	US$ 50	9/30/2015	9/29/2017	-	(39)	-	(37)
	Agricole	EUR 50	10/7/2015	10/8/2018	(24)	(54)	(20)	(42)
	Itaú BBA	US$ 50	10/27/2015	1/17/2017	-	(60)	-	(61)
	Bradesco	US$ 50	3/3/2016	3/6/2017	-	(53)	-	(54)
	Scotiabank	US$ 50	1/15/2016	1/16/2018	(42)	(50)	(42)	(47)
	Scotiabank	US$ 50	9/29/2017	9/29/2020	9	-	9	-
	Banco Tokyo	US$ 100	12/12/2017	12/12/2019	(3)	-	(2)	-

Interest rate swap registered with CETIP
(pre-fixed rate x CDI)
	Itaú BBA	R$ 21	11/11/2014	11/5/2026	1	1	3	2
	Itaú BBA	R$ 54	1/14/2015	1/5/2027	3	1	8	3
	Itaú BBA	R$ 52	5/26/2015	5/5/2027	2	2	8	4
					(54)	(185)	(36)	(167)